Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings, Other than Securities [Line Items]
Fair Value of Fixed Income Securities	$ 0	$ 1,465,195
Total unrealized gain on open contracts	481,931	762,636
Fair Value of Options Written	(15,976)	0
Corporate Bond Securities [Member] | Long [Member] | Goldman Sachs Group Inc. Nt [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets		4.70%
Fair Value of Fixed Income Securities	0	712,502
Face Amount	0	700,000
Maturity Date		5/1/2014
Percentage of Net Assets		4.70%
Percentage of Net Assets		4.70%
Corporate Bond Securities [Member] | Long [Member] | BB&T Corp Note [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets		4.97%
Fair Value of Fixed Income Securities	0	752,693
Face Amount	0	750,000
Maturity Date		4/28/2014
Percentage of Net Assets		4.97%
Percentage of Net Assets		4.97%
Corporate Bond Securities [Member] | Long [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets		9.67%
Fair Value of Fixed Income Securities	0	1,465,195
Face Amount	0	1,450,000
Percentage of Net Assets		9.67%
Percentage of Net Assets		9.67%
Fixed Income Securities [Member] | Long [Member]
Investment Holdings, Other than Securities [Line Items]
Fair Value of Fixed Income Securities	0	1,465,195
Future [Member] | Long [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.50%)	(0.15%)
Percentage of Net Assets	(0.50%)	(0.15%)
Fair Value on Open Contracts	(52,553)	(22,282)
Percentage of Net Assets	(0.50%)	(0.15%)
Future [Member] | Long [Member] | Foreign Exchange Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.00%	0.31%
Percentage of Net Assets	0.00%	0.31%
Fair Value on Open Contracts	0	46,836
Percentage of Net Assets	0.00%	0.31%
Future [Member] | Long [Member] | Energy Related Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.12%)	(0.14%)
Percentage of Net Assets	(0.12%)	(0.14%)
Fair Value on Open Contracts	(12,759)	(21,904)
Percentage of Net Assets	(0.12%)	(0.14%)
Future [Member] | Long [Member] | Credit Risk Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.00%	2.98%
Percentage of Net Assets	0.00%	2.98%
Fair Value on Open Contracts	(175)	450,939
Percentage of Net Assets	0.00%	2.98%
Future [Member] | Long [Member] | Interest Rate Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	1.59%	(0.92%)
Percentage of Net Assets	1.59%	(0.92%)
Fair Value on Open Contracts	166,261	(138,783)
Percentage of Net Assets	1.59%	(0.92%)
Future [Member] | Long [Member] | Metal Derivatives [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.01%)	0.03%
Percentage of Net Assets	(0.01%)	0.03%
Fair Value on Open Contracts	(1,425)	5,005
Percentage of Net Assets	(0.01%)	0.03%
Future [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.89%	1.37%
Percentage of Net Assets	0.89%	1.37%
Fair Value on Open Contracts	93,077	207,657
Percentage of Net Assets	0.89%	1.37%
Future [Member] | Short [Member] | Foreign Exchange Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.38%	0.31%
Percentage of Net Assets	0.38%	0.31%
Fair Value on Open Contracts	39,919	46,459
Percentage of Net Assets	0.38%	0.31%
Future [Member] | Short [Member] | Energy Related Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	2.05%	(0.01%)
Percentage of Net Assets	2.05%	(0.01%)
Fair Value on Open Contracts	215,346	(770)
Percentage of Net Assets	2.05%	(0.01%)
Future [Member] | Short [Member] | Credit Risk Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.00%	(0.39%)
Percentage of Net Assets	0.00%	(0.39%)
Fair Value on Open Contracts	0	(58,673)
Percentage of Net Assets	0.00%	(0.39%)
Future [Member] | Short [Member] | Interest Rate Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.00%	1.15%
Percentage of Net Assets	0.00%	1.15%
Fair Value on Open Contracts	0	174,237
Percentage of Net Assets	0.00%	1.15%
Future [Member] | Short [Member] | Metal Derivatives [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.43%	0.49%
Percentage of Net Assets	0.43%	0.49%
Fair Value on Open Contracts	44,785	73,915
Percentage of Net Assets	0.43%	0.49%
Foreign Exchange Forward [Member] | Long [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	0.26%	0.00%
Percentage of Net Assets	0.26%	0.00%
Fair Value on Open Contracts	27,671	0
Percentage of Net Assets	0.26%	0.00%
Foreign Exchange Forward [Member] | Short [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.36%)	0.00%
Percentage of Net Assets	(0.36%)	0.00%
Fair Value on Open Contracts	(38,216)	0
Percentage of Net Assets	(0.36%)	0.00%
Put Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.11%)	0.00%
Percentage of Net Assets	(0.11%)	0.00%
Percentage of Net Assets	(0.11%)	0.00%
Fair Value of Options Written	(11,963)	0
Call Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Percentage of Net Assets	(0.04%)	0.00%
Percentage of Net Assets	(0.04%)	0.00%
Percentage of Net Assets	(0.04%)	0.00%
Fair Value of Options Written	(4,013)	0
Long [Member]
Investment Holdings, Other than Securities [Line Items]
Fair Value on Open Contracts	127,020	319,811
Short [Member]
Investment Holdings, Other than Securities [Line Items]
Fair Value on Open Contracts	$ 354,911	$ 442,825